Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
REVENUE, NET		$ 25,526,557	$ 15,688,080	$ 19,031,766
Cost of revenue		18,302,494	11,158,847	13,158,537
GROSS PROFIT		7,224,063	4,529,233	5,873,229
Selling and marketing		133,387	110,132	133,332
General and administrative		1,258,750	1,256,954	492,733
Total operating expenses		1,392,137	1,367,086	626,065
INCOME FROM OPERATIONS		5,831,926	3,162,147	5,247,164
Other (expenses) income:
Interest expenses, net		(243,458)	(125,560)	(123,833)
Other (expenses) income, net		95,946	46,235	(2,591)
Total other expenses, net		(147,512)	(79,325)	(126,424)
INCOME BEFORE INCOME TAX PROVISION		5,684,414	3,082,822	5,120,740
PROVISION FOR INCOME TAXES		1,416,872	457,005	1,288,982
NET INCOME		4,267,542	2,625,817	3,831,758
Less: net income attributable to non-controlling interests			189,996	247,244
NET INCOME ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS		4,267,542	2,435,821	3,584,514
Other comprehensive (loss) income:
Foreign currency translation adjustment		1,335,757	(241,839)	(162,850)
COMPREHENSIVE INCOME		5,603,299	2,383,978	3,668,908
Less: comprehensive income attributable to non-controlling interest			174,392	236,737
COMPREHENSIVE INCOME ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS		$ 5,603,299	$ 2,209,586	$ 3,432,171
Net income per share
Basic and diluted (in Dollars per share)		$ 0.25	$ 0.16	$ 0.27
Weighted average shares used in calculating net income per share *
Basic and diluted (in Shares)	[1]	17,228,698	14,881,478	13,425,911

[1]	Certain shares are related to the reorganization for the founding shareholders and are presented on a retroactive basis to reflect the reorganization (see Note 13).